CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities
Net income (loss)	¥ (2,688,415)	$ (412,017)	¥ 75,359	¥ (40,124)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	74,551	11,425	13,010	389
Amortization of intangible assets	3,476	533	907	113
Share-based compensation	1,900,588	291,278	74,995	14,031
Amortization of right-of-use assets	185,843	28,482	53,752	3,615
Fair value loss on a forward liability				2,014
Inventory provision	21,496	3,294	1,018	2,526
Deferred income tax expenses (benefits)	3,451	529	(3,695)	2,292
Loss on disposal of property and equipment	15,072	2,310	747	143
Loss on disposal of intangible assets	27	4
Share of loss from equity investment	293	45
Provision for expected credit loss	2,643	405
Changes in operating assets and liabilities:
Accounts receivable	(154,015)	(23,604)	(200,554)	(59,929)
Prepayments and other current assets	(190,621)	(29,214)	(89,475)	(2,042)
Inventories	(134,255)	(20,575)	(411,111)	(77,791)
Other non-current assets	(25,752)	(3,947)	(18,803)	(12,056)
Amounts due from related parties	(564)	(86)	66,692	(65,411)
Amounts due to related parties	11,814	1,811
Accounts payable	66,163	10,140	310,320	81,204
Accrued expenses and other liabilities	174,698	26,773	96,951	55,987
Advances from customers	3,051	468	3,176	(299)
Income tax payables	(55,958)	(8,576)	72,926	2,490
Lease liabilities	(196,954)	(30,185)	(52,394)	(3,359)
Net Cash used in Operating Activities	(983,368)	(150,707)	(6,179)	(96,207)
Cash Flows from Investing Activities
Purchases of intangible assets	(159,010)	(24,369)	(2,421)	(1,049)
Purchases of property and equipment	(225,569)	(34,570)	(106,339)	(3,828)
Proceeds from disposal of property and equipment	471	72
Purchases of short-term investments			(70,000)
Sales of short-term investments	10,000	1,533	60,000
Acquisition of businesses, net of cash and cash equivalents acquired	(3,196)	(490)	(29,412)
Investments on equity investments	(35,552)	(5,449)		(3,000)
Pre-paid consideration for an acquisition	95,976	14,709
Net Cash used in Investing Activities	(508,832)	(77,982)	(148,172)	(7,877)
Cash Flows from Financing Activities
Proceeds from short-term borrowings	10,000	1,533	14,417	45,001
Repayments for short-term borrowings	(10,000)	(1,533)	(17,317)	(42,101)
Proceeds from issuance of preferred shares, net of issuance costs	3,868,594	592,888	895,686	140,778
Proceeds from issuance of ordinary shares, net of issuance costs	4,380,213	671,297
Repaid capital to a shareholder to facilitate the Reorganization				(20,000)
Repayment of a shareholder receivable resulting from Reorganization			20,000
Repurchases of ordinary shares	(491,167)	(75,275)	(47,255)
Repurchases of preferred shares	(1,076,771)	(165,022)	(70,300)
Net Cash provided by Financing Activities	6,680,869	1,023,888	795,231	123,678
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(131,856)	(20,208)	10,637	790
Net increase in cash and cash equivalents and restricted cash	5,056,813	774,991	651,517	20,384
Cash and cash equivalents and restricted cash at the beginning of the year	676,579	103,690	25,062	4,678
Cash and cash equivalents and restricted cash at the end of the year	5,733,392	878,681	676,579	25,062
Supplemental disclosures of cash flow information
Income taxes paid	(59,437)	(9,109)	(2,745)
Cash paid for interest	(93)	(14)	(429)	(287)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	40,412	6,193	13,017	283
Repurchase of ordinary shares				¥ 6,194
Disposal of an equity method investment			3,000
Consideration payable for business combination			¥ 3,196
Deemed repurchase of ordinary shares resulting from redesignation of Founder’s ordinary shares to preferred shares	35,142	5,386
Capital injection from non-controlling interests	¥ 15,692	$ 2,405